Pension And Postretirement Benefit Costs (Weighted Average Assumptions) (Details) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	4.00%
Discount rate	5.00%	5.50%	6.00%
Rate of compensation increase (Staff plan only)	3.50%	4.00%	4.50%